Dec. 18, 2019
ALPS/Red Rocks Listed Private Equity Portfolio

ALPS VARIABLE INVESTMENT TRUST

ALPS/Red Rocks Listed Private Equity Portfolio

(the “Portfolio”)

Supplement dated December 18, 2019

to the

Summary Prospectus and Statutory Prospectus for the Portfolio,

each dated April 30, 2019, as supplemented from time to time

Effective December 18, 2019, the following changes are being made with respect to the Portfolio:

Summary Prospectus and Summary Section of Statutory Prospectus

With respect to the Summary Prospectus and the “Summary Section” of the Statutory Prospectus, the first paragraph of the “Performance” section is hereby deleted and replaced with the following:

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate. The Morningstar Developed Markets Index is the Portfolio’s primary benchmark.

With respect to the Summary Prospectus and the “Summary Section” of the Statutory Prospectus, the “Average Annual Total Returns” table in the “Performance” section is hereby deleted and replaced with the following table:

Average Annual Total Returns

(for the period ended December 31, 2018)

	1 Year	Since Inception (October 24, 2014)
ALPS | Red Rocks Listed Private Equity Portfolio – Class I	(12.22)%	5.18%
ALPS | Red Rocks Listed Private Equity Portfolio – Class III	(12.53)%	4.85%
Morningstar Developed Markets Index* (reflects no deduction for fees, expenses or taxes)	(8.82)%	5.66%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	(8.71)%	4.95%
Red Rocks Global Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)	(14.53)%	5.62%

*	The Morningstar Developed Markets Index is replacing the MSCI World Index as a component of the Fund’s primary benchmark. The Adviser and Sub-Adviser made this recommendation to the Board because the new index closely aligns to the Fund’s investment strategies and investment restrictions. Information on both indices will be shown for a one-year transition period.

Investors Should Retain This Supplement for Future Reference